S-K 1603(b) Conflicts of Interest	Sep. 30, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement and written agreements entered with us, as applicable, each of our sponsor, directors, officers and board advisors has agreed to restrictions on their ability to transfer, assign or sell the founder shares and private placement units (and the securities underlying the private placement units), as applicable, as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of six months after the date of the consummation of an initial business combination; or if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination.

BHAV Partners II LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal Veerendra Basappa

Transfers permitted to (a) (i) our sponsor’s members, (ii) our directors, officers and our sponsor, (iii) any affiliates or family members of our directors, officers, sponsor or sponsor’s members, or (iv) any members or partners of our sponsor, our sponsor’s members, or their respective affiliates, or any affiliates of our sponsor, our sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our sponsor’s operating agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of our sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination.

Private Placement Units (and Underlying Securities)	Until after the completion of our initial business combination	BHAV Partners II LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal Veerendra Basappa	Same as above
Any units, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, rights or founder shares	180 days after the effective date of the underwriting agreement	BHAV Partners II LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal Veerendra Basappa

Maxim in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers, directors and board advisors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Giri Devanur	BHAV Acquisition Corp	Special purpose acquisition corporation	Chief Executive Officer and Director
	BHAV Partners II LLC	Business investment and financial advisory	Managing member
	BHAV Partners LLC	Business investment and financial advisory	Managing member
	reAlpha Tech Corp.	Real estate technology company	Executive Chairman
	Saara, Inc.	AI-based e-commerce solutions company	Director
	Srinivasam Foundation Inc	Non-profit organization	Trustee
Chaitanya Kumar Setti	BHAV Acquisition Corp	Special purpose acquisition corporation	Chief Financial Officer and Director
	OPELSOFT LLC	Information technology consulting company	Director
	Tropical Foods LLC	Food and beverage company	Director
	Talent2Meet Inc.	IT staff augmentation company	Director
	Nadas Fund LLC	Personal funds management company	Director
Balaji Swaminathan	BHAV Acquisition Corp	Special purpose acquisition corporation	Independent Director
	SAIML Pte Ltd	Capital market services licensed company	Chief Executive Officer and Director
Individual	Entity	Entity’s Business	Affiliation
	reAlpha Tech Corp.	Real estate technology company	Director
	S Cube Digilytics Venture Pte Ltd.	Finance industry company	Director
	Turbo Tech Ltd.	Finance industry company	Director
	Allied Blenders and Distillers Limited	Finance industry company	Director
	AT Holdings Pte Ltd.	Finance industry company	Director
	Vibgyor Realty & Investments Private Limited	Finance industry company	Director
	Juniper Green Energy	Renewable energy solutions company	Director
	AT Capital	Finance industry company	Director
	Haldia Petrochemicals Limited	Petrochemical company	Director
Piyush Sadana	BHAV Acquisition Corp	Special purpose acquisition corporation	Independent Director
	Nearsite	Real estate technology company	Chief Executive Officer
	Real Estate Innovators Inc	Real estate innovation company	Director
	Rivocr Healthcare Inc	Diagnostics platform healthcare company	Director
John Patrick O’Connell	BHAV Acquisition Corp	Special purpose acquisition corporation	Independent Director
	Conall Coaching Services	Executive advisory and coaching services firm	Owner
	Society for Information Management	Professional organization	Director of Academic Committee
	The Center at West Park	Arts center	Director and Secretary

Officers, Directors and Director Nominees [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the course of their other business activities, our directors and officers may become aware of investment and business opportunities that may be appropriate for presentation to us as well as the other entities with which they are affiliated. In particular, affiliates of our sponsor and our officers and directors have formed and are actively engaged in seeking an initial business combination on behalf of BHAV I, a SPAC that completed its initial public offering in March 2026, and such officers and directors owe fiduciary duties to BHAV I. BHAV I, like us, may pursue initial business combination targets in any businesses or industries and has until June 2027 (unless it obtains the approval of its shareholders to extend beyond that time) to complete its initial business combination. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. For a complete description of our management’s other affiliations, see “Officers, Directors and Director Nominees.”
Our Sponsor, Officers, Directors and Board Advisors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor, officers, directors and board advisors will agree to waive their redemption rights with respect to our founder shares, private placement shares and public shares in connection with the consummation of our initial business combination. Additionally, our sponsor and our officers, directors and board advisors will agree to waive their redemption rights with respect to their founder shares and private placement shares if we fail to consummate our initial business combination within 15 months after the closing of this offering or during any Extension Period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units (and underlying securities contained therein) will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private placement units, private placement shares, private placement rightsand the Class A ordinary shares underlying such rights will not be transferable, assignable or salable by our sponsor until after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own founder shares and/or private placement units (and underlying securities) following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Our Sponsor and Members [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,275,000 comprised of the $25,000 purchase price for the founder shares (or approximately $0.0043 per share) and the $3,250,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Key Personnel Negotiate Employment [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.
Our Key Personnel [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.
Our Sponsor, Officers, Directors, Board Advisors or Non-Managing Sponsor Investors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors, board advisors or non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.
Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
Target Company Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors or board advisors, or our or their affiliates, of finder’s fees, advisory fees, consulting fees or success fees for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. See “Risk Factors — We may engage in a business combination with one or more target businesses that have relationships with entities that may be affiliated with our sponsor, officers, directors or existing holders which may raise potential conflicts of interest.”
Officers or Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.